Cash and restricted cash - Schedule of deposited with financial institutions (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	[1]	Dec. 31, 2022	[1]
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	$ 93,256	$ 50,164	[1]	$ 84,093		$ 130,679
Cash on hand	0	0
Total cash balances	93,256	50,164
Chinese mainland
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	80,686	41,729
Chinese mainland | RMB
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	78,546	29,736
Chinese mainland | US
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	2,134	11,979
Chinese mainland | GBP
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	6	12
Chinese mainland | HKD
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	0	2
Sweden
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	10,164	7,492
Sweden | US
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	0	29
Sweden | SEK
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	3,429	5,191
Sweden | Euro
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	6,735	2,272
United Kingdom
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	1,118	665
United Kingdom | GBP
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	1,118	665
Others
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	$ 1,288	$ 278

[1]	Restated (refer to Note 2(c))